Average Annual Total Returns		12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended	136 Months Ended
	Oct. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.96%	14.82%	13.46%
Solactive Power Factor® High Dividend GTR Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive Power Factor® High Dividend GTR Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		13.86%	13.30%	9.22%
WBI Fundamental Factors Hedged ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.91%	3.88%		4.07%	2.82%
Performance Inception Date	Aug. 25, 2014
WBI Fundamental Factors Hedged ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		8.87%	3.56%		3.82%	2.58%
WBI Fundamental Factors Hedged ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.30%	2.95%		3.18%	2.18%
WBI Income Generators Hedged ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(0.70%)	1.83%		2.48%	1.00%
Performance Inception Date	Aug. 25, 2014
WBI Income Generators Hedged ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(1.20%)	1.30%		2.05%	0.60%
WBI Income Generators Hedged ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(0.21%)	1.35%		1.89%	0.73%
WBI Trend Leaders Hedged ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(0.71%)	6.17%		5.21%	3.60%
Performance Inception Date	Aug. 25, 2014
WBI Trend Leaders Hedged ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(0.73%)	5.97%		5.03%	3.44%
WBI Trend Leaders Hedged ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(0.42%)	4.78%		4.12%	2.81%
WBI Power Factor® High Dividend ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.80%	12.21%	8.08%
Performance Inception Date	Dec. 19, 2016
WBI Power Factor® High Dividend ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.48%	10.98%	6.74%
WBI Power Factor® High Dividend ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.39%	9.55%	6.13%